Document and Entity Information	0 Months Ended
Mar. 02, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 02, 2015
Registrant Name	MARKET VECTORS ETF TRUST
Central Index Key	0001137360
Amendment Flag	false
Document Creation Date	Mar. 02, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	Sep. 01, 2014